EMPLOYEE BENEFITS - Defined Benefit Obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ 3,166.1	R$ 3,510.3
Service costs	47.0	58.0	R$ 51.4
Defined benefit obligation at December, 31	2,104.6	3,166.1	3,510.3
Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	(8,519.7)	(8,777.6)	(6,845.0)
Service costs	(47.0)	(58.0)	(51.4)
Interest costs	(353.2)	(324.3)	(339.4)
Gains and (losses) on settlements or reductions in benefits	3.8	3.6	44.1
Contributions by plan participants	(5.6)	(6.9)	(6.1)
Actuarial gains and (losses) - geographical assumptions	(0.0)	52.3	54.5
Actuarial gains and (losses) - financial assumptions	1,333.6	726.8	(443.6)
Experience adjustments	(171.5)	(213.0)	(180.9)
Reclassifications	(0.0)	(1.0)	(0.0)
Effect of exchange rate fluctuations	787.7	(495.3)	(1,531.7)
Benefits paid	574.4	573.7	521.9
Defined benefit obligation at December, 31	R$ (6,397.5)	R$ (8,519.7)	R$ (8,777.6)